SCHEDULE OF DEFERRED TAX ASSETS (Details) - Globis Acquisition Corp [Member]	Dec. 31, 2020 USD ($)
Restructuring Cost and Reserve [Line Items]
Net operating loss carryforward	$ 2,586
Startup and organizational costs	16,290
Total deferred tax assets	18,876
Valuation Allowance	(18,876)
Deferred tax assets, net valuation allowance